Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities
The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”.

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2021
Assets as per statement of financial position
Trade and other receivables	101,371	—	101,371	86,709	188,080
Derivative financial instruments	—	1,585	1,585	—	1,585
Cash and cash equivalents	199,766	—	199,766	—	199,766
Total	301,137	1,585	302,722	86,709	389,431

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	153,459	153,459	15,571	169,030
Borrowings (i)	—	817,651	817,651	—	817,651
Leases Liabilities	—	246,854	246,854	—	246,854
Derivative financial instruments (i)	1,283	—	1,283	—	1,283
Total	1,283	1,217,964	1,219,247	15,571	1,234,818

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2020
Assets as per statement of financial position
Trade and other receivables	109,231	—	109,231	88,697	197,928
Derivative financial instruments	—	2,102	2,102	—	2,102
Cash and cash equivalents	336,282	—	336,282	—	336,282
Total	445,513	2,102	447,615	88,697	536,312

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	114,813	114,813	11,792	126,605
Borrowings (i)	—	971,090	971,090	—	971,090
Leases Liabilities	—	195,772	195,772	—	195,772
Derivative financial instruments (i)	13,141	—	13,141	—	13,141
Total	13,141	1,281,675	1,294,816	11,792	1,306,608

(i) Effective July 1, 2013 the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

Schedule of Income, Expense, Gains and Losses on Financial Instruments
Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial asset / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Total
December 31, 2021
Interest income (i)	4,081	—	4,081
Interest expense (i)	(62,536)	—	(62,536)
Foreign exchange (losses) / gain (i)	18,939	—	18,939
Loss from derivative financial instruments (ii)	—	(15,478)	(15,478)
Finance cost related to lease liabilities	(16,502)	—	(16,502)

	Financial assets / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Total
December 31, 2020
Interest income (i)	4,084	—	4,084
Interest expense (i)	(58,282)	—	(58,282)
Foreign exchange gains losses (i)	(109,266)	—	(109,266)
Loss from derivative financial instruments (ii)	—	(8,228)	(8,228)
Finance cost related to lease liabilities	(12,532)	—	(12,532)

(i)Included in “Financial Results, net” in the consolidated statement of income.
(ii)Included in “Other operating income, net” and “Financial Results, net” in the consolidated statement of income.

Schedule of Fair Value Measurement of Assets and Liabilities
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2021 and 2020 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2021	828	757	1,585
Derivative financial instruments	2020	151	1,951	2,102

Liabilities
Derivative financial instruments	2021	(1,283)	—	(1,283)
Derivative financial instruments	2020	(12,984)	(157)	(13,141)
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	(455)

Interest-rate swaps	Theoretical price	Money market interest-rate curve	Present value method	2	757
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